Offsets	Jan. 16, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Sprott Physical Silver Trust
Form or Filing Type	F-10
File Number	333-286897
Initial Filing Date	May 01, 2025
Fee Offset Claimed	$ 19,281	[1]
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Units
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 125,936,434	[2]
Explanation for Claimed Amount	A registration fee of US$19,281 has previously been paid with respect to securities that were previously registered under the Registrant’s registration statement on Form F-10 filed on May 1, 2025 (No. 333-286897) (the “Prior Registration Statement”) and were not sold thereunder. Pursuant to Rule 457(p) under the Securities Act, the unutilized registration fee of US$19,281 from the Prior Registration Statement shall be applied to offset the registration fee payable in connection with this Registration Statement. Accordingly, an additional registration fee of US$533,119 is being paid in connection with this Registration Statement.
Termination / Withdrawal Statement	The Registrant has terminated or completed any offering that included the unsold securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Sprott Physical Silver Trust
Form or Filing Type	F-10
File Number	333-286897
Filing Date	May 01, 2025
Fee Paid with Fee Offset Source	$ 19,281

[1]	A registration fee of US$19,281 has previously been paid with respect to securities that were previously registered under the Registrant’s registration statement on Form F-10 filed on May 1, 2025 (No. 333-286897) (the “Prior Registration Statement”) and were not sold thereunder. Pursuant to Rule 457(p) under the Securities Act, the unutilized registration fee of US$19,281 from the Prior Registration Statement shall be applied to offset the registration fee payable in connection with this Registration Statement. Accordingly, an additional registration fee of US$533,119 is being paid in connection with this Registration Statement.
[2]	The Registrant has terminated or completed any offering that included the unsold securities under the Prior Registration Statement.